Operating costs - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure
Increase (decrease) in total operating costs	SFr (700,000)	SFr (8,100,000)
Increase (decrease) in external research and development costs	(500,000)	(6,700,000)
Increase (decrease) in D&O insurance	(400,000)	(1,000,000)
Increase (decrease) in depreciation of intangible assets	200,000
Increase (decrease) in professional fees		(300,000)
Operating costs	3,165,275	3,860,155	[1]	SFr 11,985,860	[1]
Discontinued operations
Disclosure
Operating costs	SFr 2,000,000	SFr 8,100,000		SFr 10,000,000

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented